INCOME TAXES 2 (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax				$ (104)	¥ (676)	¥ 83,045	¥ (32,860)
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%				26	169	(20,761)	8,215
Effect of different tax rates in different jurisdictions				(1,256)	(8,175)	5,688	4,557
Non-deductible expenses				(4,071)	(26,482)	(9,051)	(2,352)
Outside basis difference on investment in WFOE				(683)	(4,446)	(3,174)	0
PRC royalty withholding tax				(1,068)	(6,950)	(4,607)	(4,177)
Changes in valuation allowance				(1,082)	(7,040)	(297)	(5,124)
Income tax benefit/(expense)	$ (2,231)	¥ (13,993)	¥ (12,576)	$ (8,134)	¥ (52,924)	¥ (32,202)	¥ 1,119